Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Issued capital	Advance for future capital increase	Treasury shares	Capital reserve	Other comprehensive income	Accumulated losses
Beginning balance at Dec. 31, 2017	R$ (432,706)	R$ 2,163,377		R$ (2,745)	R$ 1,898,926	R$ (14,688)	R$ (4,477,576)
Loss for the year	(635,731)						(635,731)
Post-employment benefit	0
Cash flows hedges	(139,281)					(139,281)
Total comprehensive loss	(775,012)					(139,281)	(635,731)
Share buyback	(12,179)			(12,179)
Share-based payment	69,859	46,038		4,374	19,447
Ending balance at Dec. 31, 2018	(1,150,038)	2,209,415		(10,550)	1,918,373	(153,969)	(5,113,307)
Loss for the year	(2,403,086)						(2,403,086)
Post-employment benefit	0
Cash flows hedges	(5,292)					(5,292)
Total comprehensive loss	(2,408,378)					(5,292)	(2,403,086)
Share buyback	(12,853)			(12,853)
Share-based payment	52,095	33,800		7,838	10,457
Ending balance at Dec. 31, 2019	(3,519,174)	2,243,215		(15,565)	1,928,830	(159,261)	(7,516,393)
Loss for the year	(10,834,709)						(10,834,709)
Post-employment benefit	655					655
Cash flows hedges	159,261					159,261
Total comprehensive loss	(10,674,793)					159,916	(10,834,709)
Share-based payment	45,217	3,152	R$ 20,625	2,383	19,057
Ending balance at Dec. 31, 2020	R$ (14,148,750)	R$ 2,246,367	R$ 20,625	R$ (13,182)	R$ 1,947,887	R$ 655	R$ (18,351,102)